Segment Reporting (Details 4) - Revenues - USD ($) $ in Millions	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013
Revenues from major customer
Concentration risk (as a percent)	100.00%	100.00%	100.00%
Customer concentration | Wal-Mart Stores
Revenues from major customer
Gross sales, less returns and allowances	$ 1,430	$ 1,430
Concentration risk (as a percent)	13.90%	14.10%